Income Tax (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
Schedule of Loss before Income Taxes	The following table presented the loss before income taxes for the year ended March 31, 2026 in accordance with the guidance in ASU No. 2023-09:
For the Year Ended March 31,
2026

Domestic (Singapore)	$(3,937,034)
Foreign	(22,026,434)
Total loss before income tax	$(25,963,468)

Income (loss) before income tax by jurisdiction for the years ended March 31, 2025 and 2024 are as following:

	For the Years Ended March 31,
	2025	2024

Singapore	$3,681,089	$(325,917)
Hong Kong	1,424,781	258,954
Malaysia and others	1,072,223	(1,840,702)
Total income (loss) before income tax	$6,178,093	$(1,907,665)

Schedule of Components of the Provision for Income Taxes	The following table presented the significant components of the provision for income taxes for the year ended March 31, 2026 in accordance with the guidance in ASU No. 2023-09:
For the Year Ended March 31,
2026

Current	$
Domestic (Singapore)	627,473
Foreign	12,210
Total current income tax expenses	639,683

Deferred
Domestic (Singapore)	529,572
Foreign	(929,503)
Total deferred income tax benefit	(399,931)
Income taxes expenses	$239,753

Significant components of the provision for income taxes for the years ended March 31, 2025 and 2024 are as follows:

	For the years ended March 31,
	2025	2024

Current	$1,362,520	$723,160
Deferred	(233,848)	(669,869)
Provision for income taxes	$1,128,672	$53,291

Schedule of Reconciles Singapore Statutory Rates	The following table reconciles Singapore statutory rates to the Company’s effective tax rate for the year ended March 31, 2026 in accordance with the guidance in ASU No. 2023-09:
	For the Years Ended March 31, 2026
	$	%

Singapore statutory income tax rate	(4,413,789)	17.0%
Foreign tax effects:
Foreign tax effects-Cayman	3,103,039	(12.0)%
Foreign tax effects-Others	(3,560)	(0.0)%
Nontaxable or non-deductible items:
Change of fair value of contingent consideration	181,103	(0.7)%
Others	396,081	(1.5)%
Preferential tax exemption effect	17,132	(0.1)%
Change in valuation allowance	959,747	(3.6)%
Effective tax rate	239,753	(0.9)%

The following table reconciles Singapore statutory rates to the Company’s effective tax rate for the years ended March 31, 2025 and 2024:

	For the Years Ended March 31,
	2025	2024

Singapore statutory income tax rate	17.0%	17.0%
Change of fair value of contingent consideration	1.5%	(2.5)%
Tax rate difference outside Singapore (1)	(4.2)%	(14.0)%
Preferential tax exemption effect	(0.2)%	1.0%
Change in valuation allowance	3.2%	(0.1)%
Others (2)	1.0%	(4.2)%
Effective tax rate	18.3%	(2.8)%

(1)	It is due to tax rate difference of the entities incorporated in Hong Kong, Malaysia, PRC, England, Brazil, British Virgin Island, and Cayman Island.
(2)	Others mainly consisted of gain or loss from foreign exchange transaction which is non-deductible under local tax laws.

Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	March 31, 2026	March 31, 2025
Deferred Tax Assets
Net operating loss carryforwards	$1,259,513	$838,875
Allowance for credit loss	276,022	65,177
Lease liabilities	440,053	448,276
Inventory write-off	72,213	41,307
Less: valuation allowance	(625,365)	(199,508)
Deferred tax assets, net	$1,422,436	$1,194,127

Deferred tax liabilities:
Right of use assets	$1,093,455	$468,476
Amortization of intangible assets	428,190	374,591
Deferred tax liabilities	$1,521,645	$843,067
Deferred tax (liabilities) assets, net	$(99,209)	$351,060

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

Balance as of March 31, 2024	$7,916
Allowance made during the year	195,252
Foreign exchange difference	(3,660)
Balance as of March 31, 2025	199,508
Allowance made during the year	407,204
Foreign exchange difference	18,653
Balance as of March 31, 2026	$625,365

Schedule of Movement in Deferred Tax (Liabilities) Assets, Net

Movement in deferred tax (liabilities) assets, net are as following:

Balance at March 31, 2024	$115,460
Recognized in profit or loss	233,848
Foreign exchange differences reserve	1,752
Balance at March 31, 2025	351,060
Recognized in Ban Leong acquisition	(879,616)
Recognized in profit or loss	399,929
Foreign exchange differences reserve	29,418
Balance at March 31, 2026	$(99,209)

Schedule of Income Tax Paid	The following table presented presents income taxes paid, net of refunds, disaggregated by jurisdiction for the years ended March 31, 2026 in accordance with the guidance in ASU No. 2023-09:
For the Year Ended March 31,
2026

Singapore	$1,081,005
Thailand	180,983
Malaysia	136,673
Others	39,162
Total income taxes paid, net of refunds	$1,437,823

Schedule of Taxes Payable	Taxes payable consist of the following:
	March 31, 2026	March 31, 2025

GST taxes payable	$39,853	$21,707
Income taxes payable	1,585,142	1,395,466
Totals	$1,624,995	$1,417,173